Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Mar. 06, 2015
Document Effective Date	Mar. 07, 2015
Prospectus Date	Mar. 07, 2015
Direxion Value Line Mid- and Large-Cap High Dividend ETF | Direxion Value Line Mid- and Large-Cap High Dividend ETF
Risk/Return:
Trading Symbol	VLML
Direxion Value Line Small- and Mid-Cap High Dividend ETF | Direxion Value Line Small- and Mid-Cap High Dividend ETF
Risk/Return:
Trading Symbol	VLSM
Direxion Value Line Conservative Equity ETF | Direxion Value Line Conservative Equity ETF
Risk/Return:
Trading Symbol	VLLV